Loans (Tables)	12 Months Ended
Dec. 31, 2022
Summary of loans, by loan type

	December 31,	December 31,
	2022	2021

	(Dollars in Thousands)
Commercial, financial and agricultural	$4,373,373	$4,497,444
Real estate - mortgage	865,994	867,831
Real estate - construction	1,989,669	1,668,113
Consumer	41,592	40,966
Foreign	159,975	134,797
Total loans	$7,430,603	$7,209,151